Expense Example - Touchstone Ares Credit Opportunities Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 425
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	1,675
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	2,276
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,086
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,076
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,069